Segment Information - Reconciliation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Net income/(loss)	$ 101,725	$ (85,659)
Income taxes	278	1,697
Income/(loss) before income taxes	102,003	(83,962)
Depreciation and amortization	26,256	25,027
Impairment of long-lived assets	0	5,021
Unrealized loss on oil and gas derivative instruments (note 7)	(56,635)	87,754
Realized and unrealized mark-to-market losses on investment in listed equity securities (note 8)	0	62,308
Other non-operating income, net	0	(9,823)
Interest income	(18,582)	(23,318)
Interest expense	0	972
Gains on derivative instruments, net	(6,309)	(2,297)
Other financial items, net	2,694	1,375
Net losses from equity method investments (note 15)	2,339	296
Net income from discontinued operations	0	(293)
Adjusted EBITDA	122,303	166,963
Oil and gas derivative
Segment Reporting Information [Line Items]
Unrealized loss on oil and gas derivative instruments (note 7)	$ 13,902	$ 191,657